Phoenix Investment Partners
                           SEMIANNUAL REPORT

                                                 APRIL 30, 2000


                GOODWIN



                                                 Phoenix-Goodwin
                                                 Multi-Sector Short
                                                 Term Bond Fund






[LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2000 for the Phoenix-Goodwin Multi-Sector Short Term Bond Fund. If you have any questions, please call your financial advisor or contact us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday, or at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                         INVESTMENTS AT APRIL 30, 2000
                                  (UNAUDITED)

                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------
U.S. GOVERNMENT SECURITIES--5.9%

U.S. TREASURY NOTES--5.9%
U.S. Treasury Notes 6.25%, 2/15/03......    Aaa     $  750  $   742,565
U.S. Treasury Notes 5.875%, 11/15/04....    Aaa      1,750    1,703,102
-----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,471,802)                                  2,445,667
-----------------------------------------------------------------------

MUNICIPAL BONDS--14.9%

CALIFORNIA--0.9%
San Diego County Pension Obligation
Revenue Taxable Series A 6.24%,
8/15/02.................................    Aaa        400      390,000

FLORIDA--1.2%
Tampa Solid Waste System Revenue Taxable
Series A 6.18%, 10/1/04.................    Aaa        500      475,625

ILLINOIS--1.8%
Chicago Tax Increment Taxable 6.25%,
6/1/02..................................    Aaa        750      733,125

MASSACHUSETTS--0.9%
Massachusetts State Port Authority
Revenue Taxable Series C 6.05%,
7/1/02..................................     Aa        400      388,500

MISSISSIPPI--2.1%
Mississippi State Taxable Series T
7.50%, 11/1/00..........................     Aa        855      856,479

NEW JERSEY--1.8%
New Jersey State Taxable Series G
6.375%, 8/1/03..........................     Aa        750      724,688
OKLAHOMA--2.2%
Oklahoma City Airport Trust Taxable 10%,
7/1/12..................................    Aaa        900      904,158

PENNSYLVANIA--1.7%
Delaware River Port Authority PA & NJ
Revenue Taxable Series A 5.91%,
1/1/02..................................    Aaa        700      683,375
                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------

TEXAS--2.3%
Texas Water Resources Finance Authority
Revenue Taxable 6%, 8/15/02.............    Aaa     $1,000  $   970,000
-----------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,330,695)                                  6,125,950
-----------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.6%

Advanta Equipment Receivables 98-1, A4
5.98%, 12/15/06.........................    Aaa        500      487,968

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     Aa        375      369,668

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    Baa        952      786,590

Countrywide Funding Corp. 99-3, AF5
7.73%, 9/25/27..........................    Aaa        600      592,125

Fleetwood Credit Corp. Grantor Trust
96-A, B 6.95%, 10/17/11.................     A         133      132,829

MBNA Master Credit Card Trust 98-C, C
6.35%, 11/15/05.........................   BBB(c)      525      501,375

Premier Auto Trust 97-3, B 6.52%,
1/6/03..................................     A         250      247,700

Team Fleet Financing Corp. 98-3A, C 144A
6.63%, 10/25/04(b)......................   BBB(c)      500      471,094

Triangle Funding Ltd. 98-2A, 8.13%,
10/15/04(d).............................   BBB(c)      800      795,250
-----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,610,056)                                  4,384,599
-----------------------------------------------------------------------

CORPORATE BONDS--18.2%

AIRLINES--0.5%
Continental Airlines, Inc. Series 97-2D
7.522%, 6/30/01.........................     Ba        215      212,753

2                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------
BANKS (MONEY CENTER)--0.6%
First Union Institutional Capital I
8.04%, 12/1/26..........................     A      $  250  $   233,437
BROADCASTING (TELEVISION, RADIO & CABLE)--2.4%
Century Communications Corp.
9.75%, 2/15/02..........................     B       1,000    1,003,750

BUILDING MATERIALS--1.7%
Nortek, Inc. 9.875%, 3/1/04.............     B         750      712,500

COMMUNICATIONS EQUIPMENT--1.2%
Williams Communications Group, Inc.
10.875%, 10/1/09........................     B         500      505,000

ELECTRIC COMPANIES--1.2%
CalEnergy Co., Inc. 7.52%, 9/15/08......    Baa        500      475,000

FOODS--1.9%
SUPERVALU, Inc. 9.75%, 6/15/04..........    Baa        750      787,500

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.2%
Horseshoe Gaming LLC Series B 9.375%,
6/15/07.................................     B         500      488,750

OIL & GAS (DRILLING & EQUIPMENT)--1.1%
R & B Falcon Corp. Series B 6.50%,
4/15/03.................................     Ba        500      460,000

RETAIL (SPECIALTY)--1.3%
Musicland Group, Inc. 9%, 6/15/03.......     B         600      540,000

SERVICES (COMMERCIAL & CONSUMER)--1.1%
Anthony Crane Rentals LP Series B
10.375%, 8/1/08.........................     B         350      250,250

Service Corp. International 7.20%,
6/1/06..................................     Ba        300      178,500
                                                            -----------
                                                                428,750
                                                            -----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.2%
VoiceStream Wireless Holdings 144A
10.375%, 11/15/09(b)....................     B         500      510,000

TELECOMMUNICATIONS (LONG DISTANCE)--2.3%
Global Crossing Holdings Ltd.
9.625%, 5/15/08.........................     Ba        500      492,500

Level 3 Communications, Inc. 144A
10.75%, 3/15/08(b)......................     B         500      438,541
                                                            -----------
                                                                931,041
                                                            -----------
                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------

TEXTILES (APPAREL)--0.5%
Collins & Aikman Products Co. 11.50%,
4/15/06.................................     B      $  200  $   197,000
-----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $7,901,830)                                  7,485,481
-----------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--22.3%

BTC Mortgage Investors Trust 97-S1, D
6.95%, 12/31/09.........................   AA(c)       525      523,976

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 6.458%, 5/25/10(d)............     NR        508      463,245

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 7.40%, 7/25/10................     NR        398      375,053

CS First Boston Mortgage Securities
Corp. 97-SPCE C 7.077%, 2/20/07.........    A(c)       750      717,422

CS First Boston Mortgage Securities
Corp. 98-C2, E 7.13%, 1/15/12...........    Baa        250      211,055

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33.................................   BBB(c)      400      373,375

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.90%, 7/25/09(d).............    Baa        210      197,936

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.................   AAA(c)      286      277,045

IMPAC CMB Trust 98-2, M3 7.25%,
4/25/28.................................    A(c)       503      482,895

Imperial CMB Trust 98-1, M2 7.25%,
11/25/29................................     A         854      821,727

Merrill Lynch Mortgage Investors, Inc.
95-C3, A2 7.78%, 12/26/25(d)............   AAA(c)    1,400    1,373,312

PNC Mortgage Securities Corp. 97-6, A1
6.49%, 10/25/26.........................    Aaa        132      132,203

Prudential Securities Secured
Financing Corp. 98-C1, A1A1 6.105%,
11/15/02................................    Aaa        640      629,725

                       See Notes to Financial Statements                       3

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------
Residential Funding Mortgage Securities
I 93-S23, M3 6.50%, 6/25/08.............  BBB+(c)   $  590  $   561,539
Residential Funding Mortgage Securities
I 93-S29, M3 7%, 8/25/08................   AA+(c)      443      421,908

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11..............   AAA(c)       81       77,071

Resolution Trust Corp. 94-C1, C 8%,
6/25/26.................................    A(c)       272      272,187

SASCO Floating Rate Commercial Mortgage
98-C3A, 144A H 6.675%, 4/25/03(b)(d)....     Ba        500      469,062
Structured Asset Securites Corp. 95-C4,
E 8.744%, 6/25/26(d)....................   BBB(c)      250      247,969

Summit Mortgage Trust 00-1, B3 6.138%,
12/28/12................................   A-(c)       589      552,835
-----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,387,403)                                  9,181,540
-----------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--13.0%

ARGENTINA--2.2%
Republic of Argentina Series B 0%,
4/15/01.................................   BBB(c)    1,000      910,000

BRAZIL--1.2%
Republic of Brazil 11.625%, 4/15/04.....     B         500      496,250

BULGARIA--0.8%
Republic of Bulgaria FLIRB Bearer Series
A 2.75%, 7/28/12(d).....................     B         500      348,750

COLOMBIA--0.3%
Republic of Colombia 10.875%, 3/9/04....     Ba        125      117,500

CROATIA--1.8%
Croatia Series A 7.0625%, 7/31/10(d)....    Baa        286      255,581
Croatia Series B 7.0625%, 7/31/06(d)....    Baa        507      468,134
                                                            -----------
                                                                723,715
                                                            -----------
MEXICO--2.0%
United Mexican States 10.375%,
2/17/09.................................    Baa        250      263,437
                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------
MEXICO--CONTINUED

United Mexican States 11.375%,
9/15/16.................................    Baa     $  500  $   566,562
                                                            -----------
                                                                829,999
                                                            -----------

PANAMA--1.2%
Republic of Panama RegS 7.875%,
2/13/02.................................     Ba        500      492,188

POLAND--1.6%
Poland Bearer PDI 6%, 10/27/14(d).......    Baa        750      675,469

TURKEY--1.9%
Republic of Turkey 11.875%, 11/5/04.....     B+        750      787,500
-----------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,359,802)                                  5,381,371
-----------------------------------------------------------------------

FOREIGN CORPORATE BONDS--12.1%

CHILE--0.5%
Banco Santiago SA 7%, 7/18/07...........    Baa        250      220,065

MEXICO--7.9%
Alestra SA de Rl de CV 12.625%,
5/15/09.................................     B         250      241,250

Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b).............................   A-(c)       196      195,597

Grupo Elektra SA de C.V. 12.75%,
5/15/01.................................   B+(c)       500      524,375

Grupo Industrial Durango 12.625%,
8/1/03..................................     B         350      352,625

Grupo Iusacell SA 144A 14.25%,
12/1/06(b)..............................     B         500      523,750

Maxcom Telecomunicaciones 144A 13.75%,
4/1/07(b)...............................     NR        500      488,750

Nacional Financiera SNC RegS 22%,
5/20/02(e)..............................    Baa      5,000      574,989

Vicap SA 10.25%, 5/15/02................     Ba        350      334,250
                                                            -----------
                                                              3,235,586
                                                            -----------

4                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                                                     PAR
                                          MOODY'S   VALUE
                                           RATING   (000)      VALUE
                                          --------  ------  -----------
SOUTH KOREA--1.8%
Korea Development Bank 7.375%,
9/17/04.................................    Baa     $  750  $   722,813

TURKEY--0.8%
Garanti Grantor Trust 97-A 144A 8.28%,
4/15/02(b)(d)...........................  BBB-(c)      360      346,050
VENEZUELA--1.1%
PDVSA Finance Ltd. Series 98-1 6.45%,
2/15/04.................................    Baa        500      460,500
-----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,973,353)                                  4,985,014
-----------------------------------------------------------------------

                                                    SHARES
                                                    ------
PREFERRED STOCKS--0.6%

TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
Global Crossing Holdings Ltd. PIK
10.50%..................................             2,500      245,000
-----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $248,125)                                      245,000
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.6%
(IDENTIFIED COST $41,283,066)                                40,234,622
-----------------------------------------------------------------------

                                            STANDARD &      PAR
                                              POOR'S       VALUE
                                              RATING       (000)      VALUE
                                          ---------------  ------  -----------
SHORT-TERM OBLIGATIONS--1.6%

COMMERCIAL PAPER--1.6%
American Home Products Corp, 6.07%,
5/1/00..................................        A-1        $  680  $   680,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $680,000)                                             680,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS --99.2%
(IDENTIFIED COST $41,963,066)                                 40,914,622(a)
Cash and receivables, less liabilities--0.8%                     325,246
                                                             -----------
NET ASSETS--100.0%                                           $41,239,868
                                                             ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $203,539 and gross depreciation of $1,251,983 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $41,963,066.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $3,442,844 or 8.3% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Mexican Pesos.

                       See Notes to Financial Statements                       5

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $41,963,066)                               $   40,914,622
Cash                                                                   6,890
Receivables
  Interest and dividends                                             793,962
  Fund shares sold                                                   163,802
Prepaid expenses                                                         708
                                                              --------------
    Total assets                                                  41,879,984
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    453,833
  Fund shares repurchased                                             39,494
  Income distribution payable                                         49,908
  Distribution fee                                                    13,998
  Transfer agent fee                                                  13,924
  Trustees' fee                                                       13,098
  Financial agent fee                                                  5,983
  Investment advisory fee                                              3,688
Accrued expenses                                                      46,190
                                                              --------------
    Total liabilities                                                640,116
                                                              --------------
NET ASSETS                                                    $   41,239,868
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   46,254,887
Undistributed net investment income                                   92,285
Accumulated net realized loss                                     (4,056,466)
Net unrealized depreciation                                       (1,050,838)
                                                              --------------
NET ASSETS                                                    $   41,239,868
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $24,209,757)                 5,357,002
Net asset value per share                                              $4.52
Offering price per share $4.52/(1-2.25%)                               $4.62
CLASS B
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $9,637,088)                  2,137,846
Net asset value and offering price per share                           $4.51
CLASS C
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $7,393,023)                  1,636,584
Net asset value and offering price per share                           $4.52

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,801,137
Dividends                                                             13,126
                                                              --------------
    Total investment income                                        1,814,263
                                                              --------------
EXPENSES
Investment advisory fee                                              115,579
Distribution fee, Class A                                             29,797
Distribution fee, Class B                                             38,333
Distribution fee, Class C                                             19,924
Financial agent fee                                                   35,644
Transfer agent                                                        33,300
Professional                                                          13,331
Registration                                                          11,466
Printing                                                               9,898
Trustees                                                               9,692
Custodian                                                              6,642
Miscellaneous                                                           (449)
                                                              --------------
    Total expenses                                                   323,157
    Less expenses borne by investment adviser                        (77,465)
                                                              --------------
    Net expenses                                                     245,692
                                                              --------------
NET INVESTMENT INCOME                                              1,568,571
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (450,403)
Net realized gain on foreign currency transactions                    10,485
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                  (1,381)
Net change in unrealized appreciation (depreciation) on
  investments                                                        (76,358)
                                                              --------------
NET LOSS ON INVESTMENTS                                             (517,657)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $    1,050,914
                                                              ==============

6                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            4/30/00    Year Ended
                                          (Unaudited)   10/31/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $ 1,568,571  $ 3,640,701
  Net realized gain (loss)                   (439,918)  (1,255,455)
  Net change in unrealized appreciation
    (depreciation)                            (77,739)     404,251
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,050,914    2,789,497
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (854,037)  (2,209,345)
  Net investment income, Class B             (342,866)    (807,843)
  Net investment income, Class C             (274,988)    (720,412)
  In excess of net investment income,
    Class A                                        --       (9,014)
  In excess of net investment income,
    Class B                                        --       (3,296)
  In excess of net investment income,
    Class C                                        --       (2,939)
                                          -----------  -----------
  DECREASE IN NET ASSETS RESULTING FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,471,891)  (3,752,849)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,607,514 and 3,582,772 shares,
    respectively)                           7,339,674   16,755,923
  Net asset value of shares issued from
    reinvestment of distributions
    (146,993 and 377,128 shares,
    respectively)                             670,075    1,757,357
  Cost of shares repurchased (2,108,251
    and 5,376,778 shares, respectively)    (9,625,026) (25,115,199)
                                          -----------  -----------
Total                                      (1,615,277)  (6,601,919)
                                          -----------  -----------
CLASS B
  Proceeds from sales of shares (205,076
    and 757,791 shares, respectively)         932,224    3,535,661
  Net asset value of shares issued from
    reinvestment of distributions
    (55,230 and 126,951 shares,
    respectively)                             251,224      589,906
  Cost of shares repurchased (527,805
    and 1,109,023 shares, respectively)    (2,402,333)  (5,162,766)
                                          -----------  -----------
Total                                      (1,218,885)  (1,037,199)
                                          -----------  -----------
CLASS C
  Proceeds from sales of shares (429,831
    and 1,484,770 shares, respectively)     1,960,886    6,906,958
  Net asset value of shares issued from
    reinvestment of distributions
    (45,395 and 124,900 shares,
    respectively)                             206,963      581,636
  Cost of shares repurchased (816,190
    and 1,922,094 shares, respectively)    (3,725,366)  (8,935,139)
                                          -----------  -----------
Total                                      (1,557,517)  (1,446,545)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (4,391,679)  (9,085,663)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS    (4,812,656) (10,049,015)
NET ASSETS
  Beginning of period                      46,052,524   56,101,539
                                          -----------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME
    OF $92,285 AND ($4,395),
    RESPECTIVELY]                         $41,239,868  $46,052,524
                                          ===========  ===========

                       See Notes to Financial Statements                       7

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                    YEAR ENDED OCTOBER 31
                                         4/30/00           ----------------------------------------------------------------------
                                       (UNAUDITED)          1999            1998            1997            1996            1995
Net asset value, beginning of
  period                                 $  4.57           $  4.66         $  5.06         $  4.91         $  4.74         $ 4.61
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)              0.17              0.33            0.34            0.34            0.33           0.33
  Net realized and unrealized
    gain (loss)                            (0.06)            (0.08)          (0.29)           0.14            0.17           0.13
                                         -------           -------         -------         -------         -------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                          0.11              0.25            0.05            0.48            0.50           0.46
                                         -------           -------         -------         -------         -------         ------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                      (0.16)            (0.34)          (0.34)          (0.33)          (0.33)         (0.33)
  Dividends from net realized
    gains                                     --                --           (0.11)             --              --             --
  In excess of net investment
    income                                    --              0.00(4)           --              --              --             --
                                         -------           -------         -------         -------         -------         ------
      TOTAL DISTRIBUTIONS                  (0.16)            (0.34)          (0.45)          (0.33)          (0.33)         (0.33)
                                         -------           -------         -------         -------         -------         ------
Change in net asset value                  (0.05)            (0.09)          (0.40)           0.15            0.17           0.13
                                         -------           -------         -------         -------         -------         ------
NET ASSET VALUE, END OF PERIOD           $  4.52           $  4.57         $  4.66         $  5.06         $  4.91         $ 4.74
                                         =======           =======         =======         =======         =======         ======
Total return(1)                             2.48%(6)          5.57%           0.85%          10.08%          10.91%         10.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                            $24,210           $26,071         $33,212         $28,557         $13,702         $9,303

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses(2)                     1.00%(5)          1.00%(3)        1.00%           1.00%           1.00%          1.00%
  Net investment income                     7.64%(5)          7.21%           6.90%           6.54%           6.88%          7.07%
Portfolio turnover                            47%(6)           122%            126%            246%            232%           344%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.37%, 1.48%, 1.55%, 1.86%, 2.19% and 2.78% for the periods ended April 30, 2000,
     October 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(3) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)  Amount is less than $0.01.
(5)  Annualized.
(6)  Not annualized.

8                      See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                    YEAR ENDED OCTOBER 31
                                           4/30/00           ---------------------------------------------------------------------
                                         (UNAUDITED)            1999            1998            1997           1996           1995
Net asset value, beginning of
  period                                   $ 4.56            $  4.65         $  5.06         $  4.91         $ 4.74         $ 4.61
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.16               0.31            0.31            0.31           0.31           0.30
  Net realized and unrealized
    gain (loss)                             (0.06)             (0.08)          (0.29)           0.15           0.17           0.13
                                           ------            -------         -------         -------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.10               0.23            0.02            0.46           0.48           0.43
                                           ------            -------         -------         -------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.15)             (0.32)          (0.32)          (0.31)         (0.31)         (0.30)
  Dividends from net realized
    gains                                      --                 --           (0.11)             --             --             --
  In excess of net investment
    income                                     --               0.00(7)           --              --             --             --
                                           ------            -------         -------         -------         ------         ------
      TOTAL DISTRIBUTIONS                   (0.15)             (0.32)          (0.43)          (0.31)         (0.31)         (0.30)
                                           ------            -------         -------         -------         ------         ------
Change in net asset value                   (0.05)             (0.09)          (0.41)           0.15           0.17           0.13
                                           ------            -------         -------         -------         ------         ------
NET ASSET VALUE, END OF PERIOD             $ 4.51            $  4.56         $  4.65         $  5.06         $ 4.91         $ 4.74
                                           ======            =======         =======         =======         ======         ======
Total return(1)                              2.25%(5)           5.04%           0.12%           9.51%         10.36%          9.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $9,637            $10,957         $12,225         $10,318         $5,943         $4,659

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(2)                      1.50%(4)           1.50%(6)        1.50%           1.50%          1.50%          1.50%
  Net investment income                      7.13%(4)           6.70%           6.44%           6.05%          6.38%          6.59%
Portfolio turnover                             47%(5)            122%            126%            246%           232%           344%

                                                                    CLASS C
                                         -------------------------------------------------------------
                                         SIX MONTHS                YEAR ENDED                  FROM
                                            ENDED                  OCTOBER 31               INCEPTION
                                           4/30/00           ----------------------         10/1/97 TO
                                         (UNAUDITED)           1999            1998          10/31/97
Net asset value, beginning of
  period                                   $ 4.56            $ 4.66         $  5.06           $ 5.15
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.17              0.33            0.34             0.03
  Net realized and unrealized
    gain (loss)                             (0.05)            (0.10)          (0.30)           (0.09)
                                           ------            ------         -------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.12              0.23            0.04            (0.06)
                                           ------            ------         -------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.16)            (0.33)          (0.33)           (0.03)
  Dividends from net realized
    gains                                      --                --           (0.11)              --
  In excess of net investment
    income                                     --              0.00(7)           --               --
                                           ------            ------         -------           ------
      TOTAL DISTRIBUTIONS                   (0.16)            (0.33)          (0.44)           (0.03)
                                           ------            ------         -------           ------
Change in net asset value                   (0.04)            (0.10)          (0.40)           (0.09)
                                           ------            ------         -------           ------
NET ASSET VALUE, END OF PERIOD             $ 4.52            $ 4.56         $  4.66           $ 5.06
                                           ======            ======         =======           ======
Total return(1)                              2.59%(5)          5.07%           0.59%           (1.30)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $7,393            $9,025         $10,665             $575

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                      1.25%(4)          1.25%(6)        1.25%            1.25%(4)
  Net investment income                      7.38%(4)          6.95%           6.70%            5.51%(4)
Portfolio turnover                             47%(5)           122%            126%             246%(5)

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.87%, 1.98%, 2.05%, 2.36%, 2.69% and 3.22% for the periods ended April 30, 2000,
     October 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.73%, 1.80% and 2.11% for the periods ended April 30, 2000, October 31, 1999, 1998 and 1997, respectively.
(4)  Annualized.
(5)  Not annualized.
(6) For the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(7)  Amount is less than $0.01.

                       See Notes to Financial Statements                       9

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Goodwin Multi-Sector Short Term Bond Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00%, 1.50% and 1.25% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the six months ended April 30, 2000, the Adviser has reimbursed the Fund $77,465 for such expenses.

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $906 for Class A shares and deferred sales charges of $8,608 for Class B shares for the six months ended April 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 0.75% for Class B shares and 0.50% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2000, $37,190 was retained by the Distributor, $43,468 was paid to unaffiliated participants, and $7,396 was paid to W.S. Griffith, an indirect subsidiary of PHL. As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $33,300 of which PEPCO retained $3,864 which is net of the fees paid to State Street. At April 30, 2000, PHL and affiliates held 34,255 Class A shares with a value of $154,833.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $14,024,475 and $18,474,459, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $5,554,245 and $3,754,354, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The Fund has capital loss carryover of $3,616,548 comprised of $2,039,934 and $1,576,614 expiring in 2006 and 2007, respectively, which may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

PHOENIX-GOODWIN MULTI-SECTOR
SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Daizell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Michael Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200
                                                           PRSRT STD
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                                                           Associates
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